Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	0.79%	2.53%
U.S. Treasury notes, 0.375%, 03/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	68,100,000
Fair Value as a % of Trust Capital	28.32%
Fair Value	68,149,213
U.S. Treasury notes, 0.250%, 05/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	50,710,000
Fair Value as a % of Trust Capital	21.09%
Fair Value	50,747,636
U.S. Treasury notes, 0.250%, 07/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	52,260,000
Fair Value as a % of Trust Capital	21.74%
Fair Value	52,296,745
U.S. Treasury notes, 0.250%, 09/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	47,220,000
Fair Value as a % of Trust Capital	19.64%
Fair Value	47,241,212
U.S. Treasury Notes, 1.250%, 03/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		74,100,000
Fair Value as a % of Trust Capital		25.77%
Fair Value		74,276,567
U.S. Treasury Notes, 1.000%, 05/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		50,710,000
Fair Value as a % of Trust Capital		17.65%
Fair Value		50,881,344
U.S. Treasury Notes, 0.625%, 07/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		78,060,000
Fair Value as a % of Trust Capital		27.16%
Fair Value		78,282,593
U.S. Treasury Notes, 0.250%, 09/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		73,220,000
Fair Value as a % of Trust Capital		25.43%
Fair Value		73,288,644
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	90.79%	96.01%
Fair Value	218,434,806	276,729,148